Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Summary of amount of right-of-use lease assets and lease liabilities

(Thousands)	Balance Sheet Location	March 31, 2023	December 31, 2022
Right-of-use operating lease assets	Operating lease right-of-use assets	$16,115	$11,090
Operating lease liabilities - current	Accrued expenses and other current liabilities	3,206	2,832
Operating lease liabilities - noncurrent	Other long-term liabilities	13,253	8,424

(Thousands)	Balance Sheet Location	December 31, 2022
Right-of-use operating lease assets	Other long-term assets	$11,090
Operating lease liabilities - current	Accrued expenses and other current liabilities	2,832
Operating lease liabilities - noncurrent	Other long-term liabilities	8,424

Schedule of components of lease costs

(Thousands)	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating lease cost	$1,221	$929
Short-term lease cost	234	254
Total	$1,455	$1,183

	March 31, 2023		March 31, 2022
Weighted-average discount rate	8.0%		7.4%
Weighted-average remaining lease term	5.3	years	5.5	years

(Thousands)	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating cash flows from operating leases	$1,065	$832

Year Ended
(Thousands)	December 31, 2022
Operating lease cost	$907
Short-term lease cost	235
Total	$1,142

The following table presents information about the Company’s weighted average discount rate and remaining lease term:

December 31, 2022
Weighted-average discount rate	8.4%
Weighted-average remaining lease term	4.6 years

Supplemental cash flow information about the Company’s leases is as follows:

Year Ended
(Thousands)	December 31, 2022
Operating cash flows from operating leases	$891

Schedule of future minimum lease payments under non-cancellable operating leases

(Thousands)
Remainder of 2023	$3,212
2024	4,382
2025	3,277
2026	2,609
2027	2,589
Thereafter	4,239
Total future minimum lease payments	20,308
Less: imputed interest	(3,849)
Present value of minimum lease payments	$16,459

Future minimum lease payments under non-cancellable operating leases as of December 31, 2022 are as follows:

(Thousands)
2023	$3,713
2024	3,264
2025	2,130
2026	1,435
2027	1,385
Thereafter	1,740
Total future minimum lease payments	13,667
Less: imputed interest	(2,411)
Present value of minimum lease payments	$11,256